Notes Receivable, Net	6 Months Ended
Mar. 31, 2024
Notes Receivable, Net [Abstract]
NOTES RECEIVABLE, NET

NOTE 4 – NOTES RECEIVABLE, NET

Notes receivable, net as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31, 2024	September 30, 2023
Notes receivable	$9,026,812	$7,661,035
Less: allowance for credit losses	(229,486)	-
Notes receivable, net	$8,797,326	$7,661,035

Notes receivable mainly represents bank acceptance notes and commercial acceptance notes received from the Company’s customers. These notes with 3-6 months maturity dates were issued by customers to pay their payable balances to the Company.

Changes in the allowance for credit losses as of March 31, 2024 are as follow:

March 31, 2024
Beginning balance	$-
Addition (reduction) of credit losses allowance	229,929
Write-off	-
Exchange difference	(443)
Ending balance	$229,486

Factored notes receivables with recourse amounted $2,494,513 and $4,442,870 were recorded as short-term borrowings as of March 31, 2024 and September 30, 2023, respectively.